8. Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
8. Derivative Liabilities

Note 8 Derivative Liabilities

The Company identified conversion features embedded within convertible debt and warrants issued in 2013 and 2014. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as March 31, 2016:

	March 31, 2016 Unaudited	December 31, 2015 (Audited)
Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(404,382)	(404,382)
Extinguishment of Derivative Liability - Conversion of Interest to Shares	(209,604)	(209,604)
Fair value mark to market adjustment - stock options	105,624	108,548
Fair value mark to market adjustment - convertible debt	16,676,856	18,661,058
Fair value mark to market adjustment - warrants	423,032	432,770
Totals	$22,160,974	$24,157,838

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 5 years	0.00 – 3.24 years
Risk free interest rate	0.29% 1.68%	0.21% 1.21% %

Note 8 Derivative Liabilities

The Company identified conversion features embedded within convertible debt and warrants issued in 2013 and 2014. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as December 31, 2015:

	December 31, 2015	12/31/2014 (Restated
Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(404,382)	(214,769)
Extinguishment of Derivative Liability - Conversion of Interest to Shares	(209,604)	—
Fair value mark to market adjustment - stock options	108,548	(25,614)
Fair value mark to market adjustment - convertible debt	18,172,030	(174,606)
Fair value mark to market adjustment - warrants	432,770	(13,701)
Totals	$23,668,810	$5,140,758

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	0.00 – 3.48 years
Risk free interest rate	0.29% - 1.68%	0.49% - 1.76%